INCOME TAXES (Other - Narrative) (Details)	12 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2014
U.S. [Member]
INCOME TAXES [Line Items]
Statutory tax rate (as a percent)	35.00%
China [Member]
INCOME TAXES [Line Items]
Statutory tax rate (as a percent)	25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)	15.00%
Number of subsidiaries approved for the reduced tax rate	1
China [Member] | HUTS [Member]
INCOME TAXES [Line Items]
Reduced tax rate for qualified high technology enterprises (as a percent)		15.00%	15.00%
Valid period for reduced income tax rate applicable to qualified high technology enterprise		3 years	3 years